Description of Company and Nature of Business (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Nature of Business [Line Items]
Entity Incorporation, State Country Name	state of Delaware	state of Delaware
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 69,229,600	$ 58,392,348	$ 46,974,678